Employee Benefit Plans - Schedule of Provide a Reconciliation of the Changes in the Benefit Obligations (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Change in Benefit Obligations, (net)
Interest cost	$ 542	$ 1,390	$ 4,004
Current service cost	6,197	17,416	39,295
Gain on settlement	(34,373)	(81,046)	(18,150)
Actuarial (gain) loss	500	(23,832)	12,715
Balance at end of year	147,215
Total net unfunded amount recognized in consolidated balance sheets	(147,215)
Net unfunded amounts recognized in consolidated balance sheets consist of:
Total net unfunded amount recognized in consolidated balance sheets	(147,215)
Pension Plan [Member]
Change in Benefit Obligations, (net)
Balance at beginning of year	60,829	146,191	107,956
Interest cost	542	1,390	4,004
Current service cost	6,197	17,416	39,295
Gain on settlement	(34,373)	(81,046)	(18,150)
Benefit paid	(862)
Actuarial (gain) loss	500	(23,832)	12,715
Exchange difference	(349)	710	371
Balance at end of year	32,484	60,829	146,191
Gross long service payment obligation	(48,522)	(96,934)
Add: Attributed contributions	16,038	36,105
Total net unfunded amount recognized in consolidated balance sheets	(32,484)	(60,829)	(146,191)
Net unfunded amounts recognized in consolidated balance sheets consist of:
Current liabilities included in accrued expenses and other current liabilities	(21,429)	(26,467)
Long-term liabilities included in other long-term liabilities, net of current portion	(11,055)	(34,362)
Total net unfunded amount recognized in consolidated balance sheets	$ (32,484)	$ (60,829)	$ (146,191)